Related Party Transactions and Exempt Party-in-Interest Transactions (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 836,653	$ 749,453
Common stock – Columbia Banking System, Inc.
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 15,100	$ 15,200